Leases - Schedule of Supplemental Cash Flows Information Related to Leases (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Leases [Abstract]
Operating cash flows from operating leases	$ 78,827	$ 179,092	$ 240,375
Right-of-use assets obtained in exchange for lease obligations: Operating leases		$ 361,020	$ 361,020
Weighted Average Remaining Lease Term: Operating leases	0 years	11 months 1 day	8 months 2 days
Weighted Average Discount Rate: Operating leases	8.00%	8.00%	8.00%